Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000146391 [Member] | Nuveen AMT Free Municipal Credit Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000146391 [Member] | Nuveen Quality Municipal Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000146391 [Member] | Nuveen Municipal Credit Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000146391 [Member] | Nuveen AMT Free Quality Municipal Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000146391 [Member] | BlackRock Municipal Income Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000146391 [Member] | BlackRock Municipal Income Trust II [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000146391 [Member] | Invesco Advantage Municipal Income Trust II [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000146391 [Member] | BlackRock MuniHoldings California Quality Fund Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000146391 [Member] | BlackRock MuniVest Fund Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000146391 [Member] | Invesco Value Municipal Income Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000146391 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000146391 [Member] | Closed End Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.40%
C000146391 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000146392 [Member] | Nuveen AMT Free Municipal Credit Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000146392 [Member] | Nuveen Quality Municipal Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000146392 [Member] | Nuveen Municipal Credit Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000146392 [Member] | Nuveen AMT Free Quality Municipal Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000146392 [Member] | BlackRock Municipal Income Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000146392 [Member] | BlackRock Municipal Income Trust II [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000146392 [Member] | Invesco Advantage Municipal Income Trust II [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000146392 [Member] | BlackRock MuniHoldings California Quality Fund Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000146392 [Member] | BlackRock MuniVest Fund Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000146392 [Member] | Invesco Value Municipal Income Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000146392 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000146392 [Member] | Closed End Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.40%
C000146392 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000146393 [Member] | Nuveen AMT Free Municipal Credit Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000146393 [Member] | Nuveen Quality Municipal Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000146393 [Member] | Nuveen Municipal Credit Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000146393 [Member] | Nuveen AMT Free Quality Municipal Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000146393 [Member] | BlackRock Municipal Income Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000146393 [Member] | BlackRock Municipal Income Trust II [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000146393 [Member] | Invesco Advantage Municipal Income Trust II [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000146393 [Member] | BlackRock MuniHoldings California Quality Fund Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000146393 [Member] | BlackRock MuniVest Fund Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000146393 [Member] | Invesco Value Municipal Income Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000146393 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000146393 [Member] | Closed End Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.40%
C000146393 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000164392 [Member] | PGIM Short Duration High Yield Opportunities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000164392 [Member] | Western Asset Diversified Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000164392 [Member] | Brookfield Real Assets Income Fund Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000164392 [Member] | Flaherty And Crumrine Preferred And Income Fund Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000164392 [Member] | Virtus Convertible And Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000164392 [Member] | Allspring Utilities and High Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000164392 [Member] | FS Credit Opportunities Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000164392 [Member] | Blackstone Strategic Credit 2027 Term Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000164392 [Member] | Western Asset Mortgage Opportunity Fund Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000164392 [Member] | Virtus Convertible And Income Fund II [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000164392 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000164392 [Member] | Closed End Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.00%
C000164392 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000164392 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000164392 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000164392 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000164392 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000164393 [Member] | PGIM Short Duration High Yield Opportunities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000164393 [Member] | Western Asset Diversified Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000164393 [Member] | Brookfield Real Assets Income Fund Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000164393 [Member] | Flaherty And Crumrine Preferred And Income Fund Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000164393 [Member] | Virtus Convertible And Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000164393 [Member] | Allspring Utilities and High Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000164393 [Member] | FS Credit Opportunities Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000164393 [Member] | Blackstone Strategic Credit 2027 Term Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000164393 [Member] | Western Asset Mortgage Opportunity Fund Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000164393 [Member] | Virtus Convertible And Income Fund II [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000164393 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000164393 [Member] | Closed End Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.00%
C000164393 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000164393 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000164393 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000164393 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000164393 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000164394 [Member] | PGIM Short Duration High Yield Opportunities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000164394 [Member] | Western Asset Diversified Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000164394 [Member] | Brookfield Real Assets Income Fund Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000164394 [Member] | Flaherty And Crumrine Preferred And Income Fund Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000164394 [Member] | Virtus Convertible And Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000164394 [Member] | Allspring Utilities and High Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000164394 [Member] | FS Credit Opportunities Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000164394 [Member] | Blackstone Strategic Credit 2027 Term Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000164394 [Member] | Western Asset Mortgage Opportunity Fund Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000164394 [Member] | Virtus Convertible And Income Fund II [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000164394 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000164394 [Member] | Closed End Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.00%
C000164394 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000164394 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000164394 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000164394 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000164394 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%